Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined benefit plan assets and liabilities [Abstract]
Defined benefit plan assets and liabilities
(a)	Defined benefit obligations and plan assets

Defined benefit obligations and plan assets as of December 31, 2017 and December 31, 2018 are as follows:

	2017		2018
Present value of defined benefit obligations	~~W~~	1,695,191	1,841,982
Fair value of plan assets		(1,688,047)	(1,714,634)

Recognized liabilities for defined benefit obligations	~~W~~	7,144	127,348

Changes in the present value of defined benefit obligation and plan assets
(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2017 and 2018 were as follows:

	2017
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,689,980	(1,559,101)	130,879
Included in profit or loss:
Current service cost		172,152	—	172,152
Past service cost		2,810	—	2,810
Interest expense (income)		54,485	(52,136)	2,349

		229,447	(52,136)	177,311

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		4,471	—	4,471
Financial assumptions		(96,957)	—	(96,957)
Experience adjustment		(56,709)	—	(56,709)
- Return on plan assets excluding interest income		—	27,460	27,460

		(149,195)	27,460	(121,735)

Other:
Benefits paid by the plan		(74,841)	69,857	(4,984)
Contributions paid into the plan		—	(174,127)	(174,127)
Effect of movements in exchange rates		(200)	—	(200)

		(75,041)	(104,270)	(179,311)

Ending balance	~~W~~	1,695,191	(1,688,047)	7,144

	2018
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,695,191	(1,688,047)	7,144
Included in profit or loss:
Current service cost		144,923	—	144,923
Past service cost		54	—	54
Interest expense (income)		59,836	(66,676)	(6,840)

		204,813	(66,676)	138,137

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		18,399	—	18,399
Financial assumptions		79,038	1,215	80,253
Experience adjustment		(10,762)	—	(10,762)
- Return on plan assets excluding interest income		—	40,486	40,486

		86,675	41,701	128,376

Other:
Benefits paid by the plan		(142,938)	137,335	(5,603)
Contributions paid into the plan		—	(139,348)	(139,348)
Settlement gain or loss		407	—	407
Effect of movements in exchange rates		(1,273)	—	(1,273)
Others (*2)		(893)	401	(492)

		(144,697)	(1,612)	(146,309)

Ending balance	~~W~~	1,841,982	(1,714,634)	127,348

(*1)	Profit or loss arising from defined benefit plans is included in general and administrative expenses.
(*2)	Others represent the change amounts due to the conversion to defined contribution.

The composition of plan assets
(c)	The composition of plan assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
Plan assets comprise:
Equity securities	~~W~~	231,620	257,581
Debt securities		43,990	817
Due from banks		1,380,656	1,394,634
Other		31,781	61,602

	~~W~~	1,688,047	1,714,634

Actuarial assumptions
(d)	Actuarial assumptions as of December 31, 2017 and 2018 are as follows:

	2017	2018	Description
Discount rate	2.44%~4.07%	3.02%~3.22%	AA0 corporate bond yields
Future salary increase rate	0.99%~5.61% + Upgrade rate	0.99%~3.40% + Upgrade rate	Average for 5 years
Weighted average maturity	7.25 years ~ 9.33years	7.7 years ~ 9.9 years

Sensitivity analysis
(e)	Sensitivity analysis

As of December 31, 2018, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(159,549)	180,542
Future salary increase rate (1%p movement)		176,924	(159,169)